NOTES PAYABLE (Installment Loan) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 16, 2015	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Debt Instrument [Line Items]
Loss on debt extinguishment		$ 122,110	$ 84,270	$ 80,396	$ 220,703
Accrued interest		68,639		61,694	50,138
Amortization of debt discounts		1,262	80,254	$ 407,182	$ 269,576
Installment Loan [Member]
Debt Instrument [Line Items]
Installment loan amount	$ 200,000
Maturity date	Apr. 17, 2016
Interest rate on installment loan	10.00%
Loss on debt extinguishment			7,923
Accrued interest			7,500
Aggregate value of the note and accrued interest retired			$ 207,500
Installment Loan [Member] | Restricted Stock [Member]
Debt Instrument [Line Items]
Shares issued in debt conversion	3,000,000		3,772,728
Accrued interest		$ 2,466
Amortization of debt discounts			$ 72,619
Fair value of stock issued for the retired note obligation			$ 215,423